Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
StartUp/Organization Costs	$ 185,966	$ 539
Total deferred tax assets	185,966	539
Valuation allowance	$ 185,966	$ 539